Description of the business and organization (Details)	12 Months Ended
Dec. 31, 2023
Minimum
Description of the business and organization
Term of franchise and management agreements (in years)	8 years
Maximum
Description of the business and organization
Term of franchise and management agreements (in years)	15 years
Atour (Tianjin) Hotel Management Co., Ltd
Description of the business and organization
% of Ownership	100.00%
Shanghai Atour Business Management (Group) Co., Ltd
Description of the business and organization
% of Ownership	100.00%
Xi'an Jiaduo Hotel Management Co., Ltd
Description of the business and organization
% of Ownership	100.00%
Gongyu (Shanghai) Culture Communication Co., Ltd
Description of the business and organization
% of Ownership	100.00%
Shanghai Qingju Investment Management Co., Ltd
Description of the business and organization
% of Ownership	100.00%
Fuzhou Hailian Atour Hotel Management Co., Ltd
Description of the business and organization
% of Ownership	51.00%
Chengdu Zhongchengyaduo Hotel Management Co., Ltd
Description of the business and organization
% of Ownership	100.00%
Shanghai Hongwang Financial Information Service Co., Ltd
Description of the business and organization
% of Ownership	100.00%
Shanghai Shankuai Information Technology Co.,Ltd
Description of the business and organization
% of Ownership	100.00%
Hangzhou Anduo Hotel Management Co., Ltd
Description of the business and organization
% of Ownership	100.00%
Shanghai Leiduo Information Technology Co., Ltd
Description of the business and organization
% of Ownership	100.00%
Yueduo (Shanghai) Apartment Management Service Co., Ltd
Description of the business and organization
% of Ownership	80.00%
Shanghai Naiduo Hotel Management Co., Ltd
Description of the business and organization
% of Ownership	100.00%
Shanghai Zhouduo Hotel Management Co., Ltd
Description of the business and organization
% of Ownership	100.00%
Shanghai Chengduo Information Technology Co., Ltd
Description of the business and organization
% of Ownership	100.00%
Beijing Chengduo Data Technology Co., Ltd
Description of the business and organization
% of Ownership	100.00%
Shanghai Xiangduo Enterprise Management Co., Ltd
Description of the business and organization
% of Ownership	100.00%
Shanghai Guiduo Hotel Management Co., Ltd
Description of the business and organization
% of Ownership	100.00%
Atour (Shanghai) Travel Agency Co., Ltd
Description of the business and organization
% of Ownership	100.00%
Guangzhou Zhongduo Hotel Management Co., Ltd
Description of the business and organization
% of Ownership	100.00%
Shanghai Banduo Hotel Management Co., Ltd
Description of the business and organization
% of Ownership	100.00%
Beijing Yueduo Property Management Co., Ltd
Description of the business and organization
% of Ownership	80.00%
Shanghai Xingduo Hotel Management Co., Ltd
Description of the business and organization
% of Ownership	100.00%
Shanghai Jiangduo Information Technology Co., Ltd
Description of the business and organization
% of Ownership	100.00%
Shenzhen Jiaoduo Hotel Management Co., Ltd
Description of the business and organization
% of Ownership	100.00%
Shanghai Huiduo Hotel Management Co., Ltd
Description of the business and organization
% of Ownership	90.00%
Shanghai Mingduo Business Management Co., Ltd
Description of the business and organization
% of Ownership	100.00%
Shanghai Youduo Hotel Management Co., Ltd
Description of the business and organization
% of Ownership	100.00%
Shanghai Yinduo Culture Communication Co., Ltd
Description of the business and organization
% of Ownership	100.00%
Atour Hotel (HK) Holdings, Ltd
Description of the business and organization
% of Ownership	100.00%
Shanghai Rongduo Commercial Management Co., Ltd.
Description of the business and organization
% of Ownership	100.00%